Investments in associates and joint ventures (Details Textual) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Aug. 07, 2020	Aug. 04, 2020 shares	Mar. 31, 2011	Jun. 30, 2020 ARS ($) ha $ / shares shares	Jun. 30, 2019 ARS ($) shares
Disclosure of transactions between related parties [line items]
Agreement, description			In March 2011, Quality acquired an industrial plant located in San Martín, Province of Buenos Aires. The facilities are suitable for multiple uses. On January 20, 2015, Quality agreed with the Municipality of San Martin on certain re zoning and other urban planning matters (“the Agreement”) to surrender a non-significant portion of the land and a monetary consideration of Ps. 40 million, payable in two installments of Ps. 20 each, the first of which was actually paid on June 30, 2015. In July 2017, the Agreement was amended as follows: 1) a revised zoning plan must be submitted within 120 days as from the amendment date, and 2) the second installment of the monetary considerations was increased to Ps. 71 million payables in 18 equal monthly installments. On March 8, 2018, it was agreed with the well-known Gehl Study (Denmark) - Urban Quality Consultant - the elaboration of a Master Plan, generating a modern concept of New Urban District of Mixed Uses.
Interests in negative equity | $				$ 17	$ 8,658
Market price per share | $ / shares				$ 4.07
New Lipstick [Member]
Disclosure of transactions between related parties [line items]
Interest rate percentage	49.96%
Gav-Yam [Member]
Disclosure of transactions between related parties [line items]
Interest rate percentage		8.60%
NIS [Member]
Disclosure of transactions between related parties [line items]
Share Market Value					2,259
NIS [Member] | Gav-Yam [Member]
Disclosure of transactions between related parties [line items]
Captail stock, shares		2,091
BHSA [Member]
Disclosure of transactions between related parties [line items]
Investment in associates | $				$ 5,933	$ 5,521
Treasury stock				35.2
Discount actual dividend flows				13.82%	14.37%
Discount rate, percentage				1.00%
Employee compensation plan				35.1
Interest excluding the treasury stock				29.91%
Market price per share | $ / shares				$ 8.45
Discount rate reduction value | $				$ 536	$ 503
Treasury stock, shares				1
Area of land | ha				8.3
Book value, percentage					100.00%